Expense Example	Mar. 27, 2026 USD ($)
North Star Micro Cap Fund | North Star Micro Cap Fund Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 142
Expense Example, with Redemption, 3 Years	440
Expense Example, with Redemption, 5 Years	761
Expense Example, with Redemption, 10 Years	1,669
North Star Micro Cap Fund | North Star Micro Cap Fund Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	167
Expense Example, with Redemption, 3 Years	517
Expense Example, with Redemption, 5 Years	892
Expense Example, with Redemption, 10 Years	1,944
North Star Dividend Fund | North Star Dividend Fund Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	147
Expense Example, with Redemption, 3 Years	456
Expense Example, with Redemption, 5 Years	787
Expense Example, with Redemption, 10 Years	1,724
North Star Dividend Fund | North Star Dividend Fund Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	172
Expense Example, with Redemption, 3 Years	533
Expense Example, with Redemption, 5 Years	918
Expense Example, with Redemption, 10 Years	1,998
North Star Opportunity Fund | North Star Opportunity Fund Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	725
Expense Example, with Redemption, 3 Years	1,053
Expense Example, with Redemption, 5 Years	1,404
Expense Example, with Redemption, 10 Years	2,391
North Star Opportunity Fund | North Star Opportunity Fund Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	133
Expense Example, with Redemption, 3 Years	430
Expense Example, with Redemption, 5 Years	749
Expense Example, with Redemption, 10 Years	1,651
North Star Opportunity Fund | North Star Opportunity Fund Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	159
Expense Example, with Redemption, 3 Years	507
Expense Example, with Redemption, 5 Years	880
Expense Example, with Redemption, 10 Years	1,927
North Star Bond Fund | North Star Bond Fund Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	160
Expense Example, with Redemption, 3 Years	496
Expense Example, with Redemption, 5 Years	855
Expense Example, with Redemption, 10 Years	1,867
North Star Small Cap Value Fund | North Star Small Cap Value Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	155
Expense Example, with Redemption, 3 Years	502
Expense Example, with Redemption, 5 Years	897
Expense Example, with Redemption, 10 Years	2,001
North Star Small Cap Value Fund | North Star Small Cap Value Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	180
Expense Example, with Redemption, 3 Years	579
Expense Example, with Redemption, 5 Years	1,026
Expense Example, with Redemption, 10 Years	$ 2,267